Discontinued Operations	12 Months Ended
Dec. 31, 2024
Discontinued Operations [Abstract]
Discontinued Operations

19. Discontinued Operations

On March 6, 2023, HWN divested the ADEX Entities. The divestiture of the ADEX Entities qualified for discontinued operations treatment.

The results of operations of the ADEX Entities have been included within net income (loss) from discontinued operations, net of tax, on the consolidated statements of operations for the years ended December 31, 2024 and 2023.

On June 27, 2024, HWN sold the assets of its technology services business unit. The operations of the sold business unit qualified for discontinued operations treatment.

The assets and liabilities of the sold business unit as of December 31, 2023 have been included within the consolidated balance sheet as current assets of discontinued operations and current liabilities of discontinued operations.

The results of operations of the sold business unit have been included within net income (loss) from discontinued operations, net of tax, on the consolidated statements of operations for the years December 31, 2024 and 2023.

In connection with the sale of HWN’s technology services business unit, the Company is now subject to a non-compete which precludes it from operating businesses similar to that of AWS PR and Tropical. As a result, both subsidiaries qualify for discontinued operations treatment.

The assets and liabilities of AWS PR and Tropical as of December 31, 2024 and 2023 have been included within the consolidated balance sheet as current assets of discontinued operations and current liabilities of discontinued operations.

The results of operations of AWS PR and Tropical have been included within net income (loss) from discontinued operations, net of tax, on the consolidated statements of operations for the years ended December 31, 2024 and 2023.

The following table shows the balance of the Company’s discontinued operations as of December 31, 2024 and 2023:

Disc Ops Balance Sheet

	December 31,
	2024	2023
Current assets:
Accounts receivable	$-	$1,623,936
Current assets of discontinued operations	$-	$1,623,936

Current liabilities:
Accounts payable and accrued liabilities	$505,782	$1,227,529
Contract liabilities	-	219,962
Current liabilities of discontinued operations	$505,782	$1,447,491

The following table shows the statement of operations for the Company’s discontinued operations for the years ended December 31, 2024 and 2023:

	For the year ended
	December 31,
	2024	2023

Revenue	$7,558,530	$24,845,606

Operating expenses:
Cost of revenues	4,132,178	19,626,083
Depreciation and amortization	-	100,572
Salaries and wages	1,136,044	4,099,153
General and administrative	505,578	1,974,718
Total operating expenses	5,773,800	25,800,526

Income from operations	1,784,730	(954,920)

Other income (expenses):
Gain on sale of business unit	-	-
Other income	1,500	-
Gain (loss) on disposal of subsidiary	7,950,773	(1,434,392)
Exchange loss	-	(923)
Total other income (expense)	7,952,273	(1,435,315)

Pre-tax income (loss) from discontinued operations	9,737,003	(2,390,235)

Provision for income taxes	-	-

Net income (loss) from discontinued operations, net of tax	$9,737,003	$(2,390,235)